Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] CNY
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments to suppliers	$ 188	1,141	769
Due from suppliers	10,767	65,181	15,120
Advances to hospitals	3,548	21,476	32,632
Advances to employees	1,788	10,825	13,442
Deferred costs	1,024	6,200	6,200
Others	2,635	15,949	9,579
Prepayments and other current assets, gross	19,950	120,772	77,742
Reserve for unrecoverable deposits	(1,535)	(9,292)	(10,270)
Prepayments and other current assets	18,415	111,480	67,472
Movement in reserve for unrecoverable deposits:
Balance at beginning of the year				1,696	10,270	10,619
Provisions for the year				253	1,533
Write off of provisions				(253)	(1,533)
Foreign currency translation				(161)	(978)	(349)
Balance at end of the year				$ 1,535	9,292	10,270